Defined benefit plans (Detail 7) - Swiss defined benefit plans	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	1.27%	0.92%
Rate of salary increase	2.53%	2.80%
Rate of pension increase	0.00%	0.00%
Rate of interest credit on retirement savings	2.41%	2.02%